Income taxes - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Current tax benefit directly recognized in equity	€ (1,400,000)	€ 900,000	€ 700,000
Effective tax rate	(1.10%)	(1.40%)	(1.10%)
Tax effect of tax losses	€ 643,000,000	€ 449,800,000	€ 325,000,000
Deferred tax assets	(887,352)	(474,347)
Unrecognized deferred tax assets	9,200,000	€ 10,400,000	€ 11,000,000
Non Current Provisions And Liabilities [Member]
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Deferred tax assets	€ (900,000)
Dutch tax law [member]
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Percentage of amount of offset will limited to taxable income	50.00%
Tax effect from change in taxable income	€ 1,000,000
Swiss tax Law [member]
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Tax loss carry forwards Year	7 years